June 5, 2009

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-4644

Subject:	Nationwide VL Separate Account – G
Nationwide Life and Annuity Insurance Company
Post-Effective Amendment No. 7 (File No. 333-146650)
CIK Number:  0001313581

Ladies and Gentlemen:

We are filing on behalf of Nationwide Life and Annuity Insurance Company ("Nationwide") and its Nationwide VL Separate Account – G (the "Variable Account") which is registered as a unit investment trust under the Investment Company Act of 1940.  In that capacity, and in accordance with Regulation S-T governing electronic filing procedures, we submit for filing pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"):

1.	One complete copy of Post-Effective Amendment No. 7 to the Variable Account’s Registration Statement (the "Post-Effective Amendment"); and

2.
One copy of a power of attorney authorizing certain officers of Nationwide to take various actions on behalf of Nationwide and the Variable Account, including the execution of registration statements.  An original power of attorney is on file with Nationwide.

The purpose of this Post-Effective Amendment is to add a second fixed investment option supported by Nationwide's general account to the product's available investment options.

The Financial Statements and Independent Auditors' Consent will be filed by subsequent Post-Effective Amendment. Any other changes are either non-material, or material with the intent of providing clear disclosure in a consistent format, and are intended to improve overall disclosure.  Changes since Post-Effective Amendment No. 6 are noted in the "electronic redlined" copies.

This Post-Effective Amendment shall be effective on August 24, 2009 pursuant to Rule 485(a) under the 1933 Act.  Nationwide has prepared and reviewed this Post-Effective Amendment.  It is our opinion that the Post-Effective Amendment does not contain disclosures that render it ineligible to be effective pursuant to Rule 485(a) under the 1933 Act.  The original manually signed paper version of the Post-Effective Amendment will be maintained on file with Nationwide.

The United States Securities
     and Exchange Commission
June 5, 2009

_______________________

In addition, Nationwide acknowledges all of the following:

•	that the registrant is responsible for the adequacy and accuracy of the disclosure in the Post-Effective Amendment;

•
that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Separate Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Please contact me direct at (614) 677-8212 if you have any questions regarding this filing.

Very truly yours,

/s/ STEPHEN M. JACKSON

Stephen M. Jackson
Assistant General Counsel
Nationwide Life and Annuity Insurance Company

June 5, 2009

VIA EDGAR AND ELECTRONIC COPY

Mr. William J. Kotapish, Esq.
Assistant Director
Office of Insurance Products
The United States Securities and
   Exchange Commission
Judiciary Plaza
100 F. Street, NE
Washington, D.C. 20549-4644

Subject:                      Request for Approval to File Registration Statements Pursuant to
Rule 485(b)(1)(vii) of the Securities Act of 1933

Dear Mr. Kotapish:

On behalf of Nationwide Life and Annuity Insurance Company ("Nationwide"), I respectfully request approval to file a Post-Effective Amendment to the variable life insurance registration statements listed in Table B below pursuant to Rule 485(b)(1)(vii) of the Securities Act of 1933 (The “1933 Act”).

The purpose of this Post-Effective Amendment is to add a second fixed investment option.

Nationwide requests that the Post Effective Amendment No. 7 to the registration statement filed on June 5, 2009 pursuant to Rule 485(a) of the 1933 Act (1933 Act File No. 333-146650) in Table A serve as a "template" for the registration statements listed in Table B that follows.  Nationwide respectfully requests approval to file Post-Effective Amendments to the registration statements listed in Table B pursuant to Rule 485(b)(1)(vii).

Table A: "Template" Registration Statement:
Separate Account	Company	1933 Act File No.	Investment Company Act of 1940 File No.
Nationwide VL Separate Account – G	Nationwide Life and Annuity Insurance Company	333-146650	811-21697

Table B: Requested "Replica" Registration Statements:
Separate Account	Company	1933 Act File No.	Investment Company Act of 1940 File No.
Nationwide VL Separate Account – G	Nationwide Life and Annuity Insurance Company	333-149213	811-21697
Nationwide VL Separate Account – G	Nationwide Life and Annuity Insurance Company	333-146073	811-21697

The language to be used in each Replica Registration Statement is substantially identical to the language in the Template Registration Statement.

The only differences in the subject language between the Template Registration Statement and the Replica Registration Statements are:

•
Replica Registration Statement 333-146073 does not require amendment of the "Access to Cash Value" sub-section of the "In Summary:  Policy Benefits" section.  Therefore, item 1 of the supplement will be adjusted to remove this language.

•
The numbering of endnotes to the "In Summary: Fee Tables" section varies between the Template and Replica Registration Statements.  In addition, the Extended Death Benefit Guarantee Rider is not available in all of the Replica Registration Statements.  Therefore, item 3 of the supplement will be adjusted to revise the endnote numbering and remove the Extended Death Benefit Guarantee Rider language as appropriate.

•
The paragraph location references in the "Standard Policy Charges" section varies between the Template and Replica Registration Statements.  Therefore, item 7 of the supplement will be revised as necessary to provide the correct paragraph location references.

•
Rider availability varies between the Template and Replica Registration Statements.  Therefore, item 8 of the supplement will be revised as necessary to remove any riders not available in the Replica Registration Statements.

•
Replica Registration Statement 333-146073 does not require amendment of the "Partial Surrenders" sub-section, as it does not contain the sentence at issue.  Therefore, item 11 will be revised for Replica Registration Statement 333-146073 to state that the sentence is being added, rather than amended.

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Nationwide represents that:
•
Any disclosure changes in the replica filings will be substantially identical to disclosure in the template filing, and the template filing disclosure fairly represents the disclosure in the replica filings.

•	Nationwide will be able to revise the replica filings to reflect SEC staff comments made to the template filing.
•	Nationwide will, in fact, revise the replica filings to incorporate changes made to disclosure in the template filing in response to SEC staff comments.
•	The replica filings will not contain changes that will otherwise make them ineligible to be filed pursuant to Rule 485(b) of the 1933 Act.

Thank you for your consideration in this matter.  Should you have any questions, please contact me at
(614) 677-8212 if you have any questions regarding this request.

Sincerely,

/s/ STEPHEN M. JACKSON

Stephen M. Jackson
Assistant General Counsel
Nationwide Life and Annuity Insurance Company

cc:           Ms. Rebecca Marquigny, Esq.
Office of Insurance Products and Legal Compliance